Goldman Sachs Government Income Fund Expense Example - Class A C Inst Serv Inv R R6 Shares [Member] - Goldman Sachs Government Income Fund	Mar. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 455
Expense Example, with Redemption, 3 Years	725
Expense Example, with Redemption, 5 Years	1,016
Expense Example, with Redemption, 10 Years	1,843
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	259
Expense Example, with Redemption, 3 Years	595
Expense Example, with Redemption, 5 Years	1,058
Expense Example, with Redemption, 10 Years	2,340
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	490
Expense Example, with Redemption, 10 Years	1,147
Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	419
Expense Example, with Redemption, 5 Years	758
Expense Example, with Redemption, 10 Years	1,717
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	285
Expense Example, with Redemption, 5 Years	532
Expense Example, with Redemption, 10 Years	1,238
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	442
Expense Example, with Redemption, 5 Years	798
Expense Example, with Redemption, 10 Years	1,804
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	485
Expense Example, with Redemption, 10 Years	$ 1,135